BORROWINGS (Weighted-Average Interest Rate) (Details) - Weighted average	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Bank borrowings	7.28%	6.21%
Bonds
Disclosure of detailed information about borrowings [line items]
Bank borrowings	5.88%	0.00%
Debentures
Disclosure of detailed information about borrowings [line items]
Bank borrowings	12.52%	0.00%